Financial instruments and risk management (Schedule of Financial Assets and Financial Liabilities That are Measured At Fair Value on a Recurring Basis) (Details) (Recurring [Member], EUR €)
In Thousands, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
At fair value Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments		€ 0	[1]
Associates	971,131
Total	971,131	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments		145	[1]
Associates	0
Total	0	145
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments		0	[1]
Associates	0
Total	0	0
Reported Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments		145	[1]
Associates	971,131
Total	971,131	145
Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments		145	[1]
Associates	971,131
Total	€ 971,131	€ 145

[1]	Derivative financial instruments consist of forward foreign exchange contracts.